UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number_811-04787

_Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

Annual Report and Shareholder Letter
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
September 30, 2020
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2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free
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1
Shareholder Letter
Dear Shareholder:
During the 12 months ended September 30, 2020, the
U.S. economy grew moderately through the end of 2019
amid concerns about trade, but it contracted in 2020’s first and second quarters in response to the novel coronavirus
(COVID-19) pandemic. The U.S. Federal Reserve, having
lowered the federal funds rate twice earlier in 2019 amid
global trade tensions, lowered the rate by 0.25% at its
October 2019 meeting and held it unchanged through
February 2020. However, given larger economic risks posed
by COVID-19, the Federal Reserve lowered its key rate
by 0.50% on March 3 and further by 1.00% on March 15,
decreasing the rate during the period from 2.00% to 0.25%.
The Federal Reserve also announced broad quantitative
easing measures to support credit markets and adjusted its
policy in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the 12-month period, municipal bonds delivered
moderately positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines and recent actions by the Federal Reserve to
support the municipal bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin New York Intermediate-Term Tax-Free Income
Fund’s annual report includes more detail about municipal
bond market conditions and a discussion from the portfolio
managers. In addition, on our website, franklintempleton.
com , you can find updated commentary by our municipal
bond experts. Municipal bonds provide tax-free income and
diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term
record of performance, driven mostly by their compounding
tax-free income component. As you know, all securities
markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of
September 30, 2020, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund
....................................
3
Performance Summary
...........................
6
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
31
Tax Information
..................................
32
Board Members and Officers
.......................
33
Shareholder Information
..........................
38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin New York Intermediate-Term Tax-Free Income
Fund
This annual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
September 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as
is consistent with prudent investment management and
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.70 on September 30, 2019, to
$11.64 on September 30, 2020. The Fund’s Class A shares
paid dividends totaling 25.5775 cents per share for the
same period.
2
The Performance Summary beginning on
page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.10%, based
on an annualization of September’s 2.0890 cents per share
monthly dividend and the maximum offering price of $11.91
on September 30, 2020. An investor in the 2020 maximum
combined effective federal and New York State and City
personal income tax bracket of 53.50% (including 3.80%
Medicare tax) would need to earn a distribution rate of 4.53%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
In the last quarter of 2019 and into 2020, global gross
domestic product showed signs of continued expansion,
albeit at a slower pace than the previous year. Several
issues that were causing increased uncertainty in markets
and diminished business sentiment showed signs of
resolution during the latter months of 2019, including
reduced trade tensions between the U.S. and China and a
resolution to Brexit.
Beginning in March, the global spread of the novel
coronavirus (COVID-19) and the drastic measures individual
countries implemented to limit infections shocked both
Credit Quality Composition
*
9/30/20
Ratings
% of Total
Investments
AAA 11.79%
AA 63.21%
A 15.87%
BBB 0.41%
Refunded 8.72%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin New York Intermediate-Term Tax-Free Income Fund

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Annual Report
equity and fixed income markets. Investors sought perceived
safe havens, driving yields of U.S. Treasuries (USTs) lower
and causing a surge in volatility. In the municipal bond
market, sellers significantly outnumbered buyers, resulting
in market dislocations. March saw outflows of $42 billion
from municipal bond retail vehicles, reversing half of the
inflows seen throughout 2019. Ratios of municipal bond
yields versus duration-matched USTs cheapened across
all maturity buckets, surpassing levels reached during the
global financial crisis. Municipal bond issues closely related to the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March the U.S. Federal
Reserve announced it would begin purchasing municipal
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April 2020 and continuing through September
2020, municipal bond market technical conditions improved
as investor funds flowed into the market and were met with
negative net supply of tax-exempt bonds. Ratios of municipal bond versus UST yields tightened but remained significantly
wider than at the beginning of 2020. Throughout the sector,
municipal issuers projected large deficits reaching into 2021 as revenues from tax receipts and usage fees fall while costs of services increase.
In March, record amounts of funds flowed out of the sector.
Since then, positive fund flows have roughly replaced the
outflows in March. The Investment Company Institute (ICI)
reported net inflows of approximately $6 billion into municipal bond retail vehicles in September 2020. For the 12-month
period, municipal bond retail vehicles had approximately $43 billion of net inflows, according to the ICI.
For the 12-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +4.09% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +8.04% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +7.90% total return.
3
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +15.15% total return for the period.
3
Although the municipal bond market has seen a strong
recovery since March, we believe strong technical support
should continue as funds flow into the market, with negative net issuance supporting valuations. It is our view that despite the ongoing pandemic and its resulting economic downturn,
a second pandemic-related market disruption is unlikely to
unfold in the municipal bond market. Most municipalities
were in good financial shape entering the COVID-19 shock
and backed their municipal bond borrowings with very high
security. Additionally, most governments with outstanding
debt have a large variety of revenue sources that enhance
the likelihood of meeting their financial obligations. We
retain a cautionary stance toward municipal bond credit,
where strong ongoing credit research will be critical for those looking to continue capitalizing on opportunities caused by
market disruptions, including in sectors that have lagged
during the recovery.
State Update
New York’s strong economy, which generates above-average
income and wealth levels, contracted during the 12-month
period amid the COVID-19 pandemic. New York City, the
state’s economic engine and a mecca for financial services,
fashion and media, struggled as its infection rate soared
and government lockdowns contributed to widespread job
losses. The state’s unemployment rate of 3.9% in September
2019 dramatically increased due to the pandemic before
partially recovering to 9.7% by period-end, exceeding the
7.9% national rate.
4
New York’s fiscal year 2020 budget was
adjusted through revenue and spending changes to remove
a midyear gap and a shortfall from reduced projected tax
receipts. Medicaid spending growth also pressured the
budget. New York’s net tax-supported debt was moderately
high at $3,314 per capita and 4.6% of personal income,
compared with the 2.0% and $1,071 national medians,
respectively.
5
Independent credit rating agency Moody’s
Investors Service downgraded its rating to Aa2 with a stable outlook on New York’s general obligation debt.
6
Moody’s
rating reflected its view of the state’s large and diverse
economy, moderate leverage and budget management
tools. The rating recognizes New York’s high cost of living, economic reliance on New York City and growing health care
and education costs amid uncertain federal funding.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
6. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Intermediate-Term Tax-Free Income Fund

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Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
9/30/20
% of Total
Investments
*
Transportation 19.34%
Utilities 16.18%
Tax-Supported 13.50%
General Obligation 12.98%
Subject to Government Appropriations 12.29%
Refunded** 8.72%
Higher Education 6.45%
Hospital & Health Care 3.67%
Other Revenue 3.40%
Corporate-Backed 2.06%
Housing 1.41%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.

Performance Summary as of September 30, 2020
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities
Performance as of 9/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +1.69% -0.60%
5-Year +12.10% +1.85%
10-Year +32.84% +2.65%
Advisor
1-Year +1.94% +1.94%
5-Year +13.07% +2.49%
10-Year +34.67% +3.02%
Share Class
Distribution
Rate
4
Taxable Equivalent
Distribution Rate
5
30-Day
Standardized
Yield
6
Taxable Equivalent
30-Day
Standardized Yield
5
A 2.10% 4.53% 0.72% 1.55%
Advisor 2.39% 5.14% 0.98% 2.11%
See page 8 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/10–9/30/20)
Advisor Class
(10/1/10–9/30/20)

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/20.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and New York State and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclay Municipal Bond Index, a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index:
10-Year Component is the 10-year (8-12) component of the Bloomberg Barclays Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher)
by at least two of the following agencies: Moody’s, S&P and Fitch.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/19–9/30/20)
Share Class
Net Investment
Income
A $0.255775
A1 $0.273377
C $0.209760
R6 $0.291893
Advisor $0.285581
Total Annual Operating Expenses
8
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,013.65 $4.23 $1,020.80 $4.24 0.84%
A1 $1,000 $1,014.40 $3.47 $1,021.55 $3.49 0.69%
C $1,000 $1,011.58 $6.24 $1,018.80 $6.26 1.24%
R6 $1,000 $1,015.15 $2.67 $1,022.35 $2.68 0.53%
Advisor $1,000 $1,014.87 $2.97 $1,022.05 $2.98 0.59%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended September 30, Year Ended
September 30,
2018
a
2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.70 $11.19 $11.26
Income from investment operations
b
:
Net investment income
c
.................................................. 0.26 0.28 0.02
Net realized and unrealized gains (losses) .................................... (0.06) 0.52 (0.07)
Total from investment operations ............................................. 0.20 0.80 (0.05)
Less distributions from:
Net investment income ................................................... (0.26) (0.29) (0.02)
Net asset value, end of year ................................................ $11.64 $11.70 $11.19
Total return
d
............................................................ 1.69% 7.19% (0.46)%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.84% 0.84% 0.83%
Net investment income .................................................... 2.20% 2.43% 2.47%
Supplemental data
Net assets, end of year (000’s) .............................................. $89,211 $57,147 $145
Portfolio turnover rate ..................................................... 13.94% 16.12% 11.15%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended September 30,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.71 $11.20 $11.63 $11.94 $11.75
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.30 0.30 0.30 0.30
Net realized and unrealized gains (losses) ........... (0.06) 0.51 (0.43) (0.31) 0.19
Total from investment operations .................... 0.21 0.81 (0.13) (0.01) 0.49
Less distributions from:
Net investment income .......................... (0.27) (0.30) (0.30) (0.30) (0.30)
Net asset value, end of year ....................... $11.65 $11.71 $11.20 $11.63 $11.94
Total return
c
................................... 1.84% 7.35% (1.15)% (0.08)% 4.24%
Ratios to average net assets
Expenses ..................................... 0.69%
d
0.69%
d
0.68%
d
0.65% 0.65%
Net investment income ........................... 2.36% 2.58% 2.62% 2.56% 2.54%
Supplemental data
Net assets, end of year (000’s) ..................... $362,113 $392,721 $440,120 $497,363 $574,905
Portfolio turnover rate ............................ 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.75 $11.23 $11.67 $11.98 $11.79
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.23 0.24 0.23 0.24
Net realized and unrealized gains (losses) ........... (0.06) 0.53 (0.45) (0.31) 0.19
Total from investment operations .................... 0.15 0.76 (0.21) (0.08) 0.43
Less distributions from:
Net investment income .......................... (0.21) (0.24) (0.23) (0.23) (0.24)
Net asset value, end of year ....................... $11.69 $11.75 $11.23 $11.67 $11.98
Total return
c
................................... 1.29% 6.83% (1.78)% (0.55)% 3.57%
Ratios to average net assets
Expenses ..................................... 1.24%
d
1.24%
d
1.23%
d
1.20% 1.20%
Net investment income ........................... 1.81% 2.03% 2.07% 2.01% 1.99%
Supplemental data
Net assets, end of year (000’s) ..................... $61,722 $90,763 $124,250 $157,323 $192,805
Portfolio turnover rate ............................ 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended September 30, Year Ended
September 30,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.74 $11.23 $11.66 $11.69
Income from investment operations
b
:
Net investment income
c
...................................... 0.29 0.31 0.32 0.05
Net realized and unrealized gains (losses) ........................ (0.06) 0.52 (0.44) (0.03)
Total from investment operations ................................. 0.23 0.83 (0.12) 0.02
Less distributions from:
Net investment income ....................................... (0.29) (0.32) (0.31) (0.05)
Net asset value, end of year .................................... $11.68 $11.74 $11.23 $11.66
Total return
d
................................................ 2.00% 7.50% (1.01)% 0.19%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.53% 0.53% 0.52% 1.57%
Expenses net of waiver and payments by affiliates .................... 0.53%
f
0.53%
f
0.51%
f
0.51%
Net investment income ........................................ 2.51% 2.74% 2.79% 2.70%
Supplemental data
Net assets, end of year (000’s) .................................. $87,638 $79,577 $69,281 $5
Portfolio turnover rate ......................................... 13.94% 16.12% 11.15% 9.30%
a
For the period August 1, 2017 (effective date) to September 30, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.74 $11.23 $11.66 $11.97 $11.78
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.31 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.06) 0.51 (0.43) (0.31) 0.18
Total from investment operations .................... 0.23 0.82 (0.12) — 0.50
Less distributions from:
Net investment income .......................... (0.29) (0.31) (0.31) (0.31) (0.31)
Net asset value, end of year ....................... $11.68 $11.74 $11.23 $11.66 $11.97
Total return .................................... 1.94% 7.44% (1.05)% 0.02% 4.31%
Ratios to average net assets
Expenses ..................................... 0.59%
c
0.59%
c
0.58%
c
0.55% 0.55%
Net investment income ........................... 2.45% 2.68% 2.72% 2.66% 2.64%
Supplemental data
Net assets, end of year (000’s) ..................... $320,209 $314,157 $327,215 $440,149 $425,166
Portfolio turnover rate ............................ 13.94% 16.12% 11.15% 9.30% 3.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments, September 30, 2020
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
New York 99.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
$ 3,750,000 $ 4,883,775
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,076,174
City of New York ,
GO, 2012D-1, 5%, 10/01/24 .......................................... 5,000,000 5,231,750
GO, 2015A, Refunding, 5%, 8/01/26 .................................... 10,000,000 11,686,400
GO, 2016A, Refunding, 5%, 8/01/26 .................................... 9,000,000 10,860,930
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,326,150
GO, 2019 - D1, 5%, 12/01/35 ......................................... 5,015,000 6,173,866
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,919,700
City of Yonkers , GO , 2011A , AGMC Insured , 5% , 10/01/24 ....................
1,000,000 1,048,620
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,470,308
County of Nassau ,
GO, 2007A, 4.25%, 12/01/23 ......................................... 5,615,000 5,653,182
GO, 2007B, 4.25%, 12/01/23 ......................................... 5,925,000 5,965,290
GO, 2012A, AGMC Insured, 4.25%, 4/01/26 .............................. 10,540,000 10,756,808
GO, 2019 B, AGMC Insured, 5%, 4/01/44 ................................ 5,000,000 6,248,500
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,567,914
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,219,965
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,952,346
County of Ulster ,
GO, 2012, Refunding, 5%, 11/15/24 .................................... 2,600,000 2,740,946
GO, 2012, Refunding, 5%, 11/15/28 .................................... 2,995,000 3,152,477
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,646,792
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,299,955
Haverstraw-Stony Point Central School District ,
GO, 2015, Refunding, 5%, 10/15/25 .................................... 850,000 968,192
GO, 2015, Refunding, AGMC Insured, 5%, 10/15/31 ........................ 600,000 680,700
Long Island Power Authority ,
Revenue, 2012B, 5%, 9/01/26 ........................................ 5,000,000 5,402,000
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,423,165
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,842,876
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,319,930
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,590,488
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 11,359,600
Revenue, 2005 B, NATL Insured, 5.25%, 11/15/20 ......................... 11,250,000 11,283,975
Revenue, 2013E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................. 8,900,000 10,239,806
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 6,765,000
Dedicated Tax Fund, Revenue, 2012A, Refunding, Zero Cpn., 11/15/32 ......... 70,000,000 46,568,200
Monroe County Industrial Development Corp. ,
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,580,850
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 10,733,824
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,401,352
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 6,170,329
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 7,048,566
University of Rochester, Revenue, 2020A, 5%, 7/01/31 ...................... 500,000 681,520
University of Rochester, Revenue, 2020A, 5%, 7/01/32 ...................... 600,000 824,700
University of Rochester, Revenue, 2020A, 5%, 7/01/33 ...................... 460,000 638,066
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,659,840
Water & Sewer System, Revenue, 2014 DD, 5%, 6/15/23 .................... 6,000,000 6,781,320
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 12,085,600
Water & Sewer System, Revenue, 2015DD, Refunding, 5%, 6/15/29 ........... 7,790,000 9,078,232

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City, (continued)
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. $ 5,000,000 $ 5,709,450
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 6,123,800
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,356,650
a
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 21,329,800
New York City Industrial Development Agency ,
Yankee Stadium LLC, Revenue, 2009A, AGMC Insured, Zero Cpn., 3/01/21 ...... 10,150,000 10,100,671
b
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,566,925
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2012 S-1A, 5%, 7/15/26 ........................... 9,020,000 9,349,681
Building Aid, Revenue, 2018S-1, Refunding, 5%, 7/15/29 .................... 8,215,000 10,325,926
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,520,000
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,467,828
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/23 ....................... 5,000,000 5,318,500
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 6,010,100
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 13,066,586
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,583,160
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 11,105,000 12,579,078
New York City Trust for Cultural Resources ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,473,901
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,054,925
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,290,150
Whitney Museum of American Art, Revenue, 2011, 5%, 7/01/21 ............... 8,000,000 8,086,160
New York Convention Center Development Corp. , Revenue , 2015 , Refunding , 5% ,
11/15/25 ........................................................ 2,250,000 2,628,877
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 13,305,000 18,470,001
New York Municipal Bond Bank Agency ,
Revenue, 2009C1, AGMC Insured, 5%, 2/15/21 ........................... 400,000 401,300
Revenue, 2009C1, AGMC Insured, 5%, 2/15/22 ........................... 425,000 426,313
New York State Dormitory Authority ,
Revenue, 2009A, Refunding, AGMC Insured, 5%, 10/01/24 .................. 160,000 160,595
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/23 .................. 860,000 863,251
Revenue, 2010A, Pre-Refunded, AGMC Insured, 5%, 10/01/23 ............... 11,420,000 11,420,000
Revenue, 2011A, Refunding, 5%, 10/01/24 ............................... 345,000 360,991
Revenue, 2011A, Pre-Refunded, 5%, 10/01/24 ............................ 6,710,000 7,036,240
Revenue, 2012A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,982,561
Revenue, 2017 A, Refunding, 4%, 2/15/33 ............................... 9,995,000 11,403,495
Revenue, 2017 A, Pre-Refunded, 4%, 2/15/33 ............................ 5,000 6,135
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,817,104
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,320,770
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,279,099
City of New York, Revenue, 2010-1, 4%, 1/15/21 .......................... 13,510,000 13,552,151
City of New York, Revenue, 2010A, 3.375%, 5/15/21 ....................... 1,980,000 1,985,188
City of New York, Revenue, 2010A, 3.5%, 5/15/22 ......................... 2,000,000 2,005,420
City of New York, Revenue, 2010A, 3.625%, 5/15/23 ....................... 2,000,000 2,005,560
City of New York, Revenue, 2010A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,760
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 10,105,696
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/22 ... 1,250,000 1,309,900
Icahn School of Medicine at Mount Sinai, Revenue, 2010-A, 5%, 7/01/21 ........ 3,000,000 3,010,050
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 349,686
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 437,160
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 348,972

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... $ 300,000 $ 348,987
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 9,450,000 10,331,401
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,325,187
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,741,280
New York University, Revenue, 2019A, 5%, 7/01/37 ........................ 6,040,000 7,620,487
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/27 ..... 6,000,000 7,048,260
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,148,460
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,266,440
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/39 .............. 1,000,000 1,258,490
State of New York Personal Income Tax, Revenue, 2014A, 5%, 2/15/25 ......... 5,000,000 5,767,500
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 12,446,700
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,796,200
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,566,810
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 10,000,000 12,140,300
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,879,700
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/21 7,000,000 7,231,770
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 9,280,461
State University Construction Fund, Revenue, 2012A, 5%, 5/15/26 ............. 8,000,000 8,535,840
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,245,490
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,228,360
Wyckoff Heights Medical Center, Revenue, 2015, Refunding, 5%, 2/15/21 ....... 1,000,000 1,016,620
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/35 ........ 5,000,000 6,402,150
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/37 ........ 4,105,000 5,359,529
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/38 ........ 2,955,000 3,845,726
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/39 ........ 2,920,000 3,788,641
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,121,050
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,304,000
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,735,200
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,694,100
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,172,993
State of New York Personal Income Tax, Revenue, 2011A, 5%, 3/15/26 ......... 5,000,000 5,105,100
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,484,400
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,483,661
Niagara Falls Public Water Authority , Revenue , 2013A , BAM Insured , 5% , 7/15/29 ...
7,060,000 7,931,416
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 7,095,000 9,122,538
Onondaga County Water Authority , Revenue , 2019 A , 3% , 9/15/44 ..............
5,000,000 5,263,550
Port Authority of New York & New Jersey ,
Revenue, 184TH, 5%, 9/01/25 ........................................ 2,655,000 3,103,960
Revenue, 184TH, 5%, 9/01/28 ........................................ 3,250,000 3,754,498
Revenue, 194TH, Refunding, 5%, 10/15/28 .............................. 9,085,000 10,863,934
Revenue, 209TH, Refunding, 5%, 7/15/34 ............................... 15,000,000 18,606,150
State of New York , GO , 2011E , 3.25% , 12/15/26 ............................
10,520,000 10,873,998
Suffolk County Economic Development Corp. ,
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, Pre-
Refunded, 5%, 7/01/28 ............................................ 1,755,000 1,817,320
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, Refunding,
5%, 7/01/28 .................................................... 10,245,000 10,531,860

Franklin New York Tax-Free Trust
Schedule of Investments
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
$ 17,100,000 $ 18,432,261
Town of Brookhaven ,
GO, 2013B, 3%, 1/15/27 ............................................ 3,290,000 3,314,412
GO, 2013B, 3%, 1/15/28 ............................................ 4,420,000 4,450,498
Triborough Bridge & Tunnel Authority ,
Revenue, 2008B-3, 5%, 11/15/34 ...................................... 3,480,000 4,160,653
Revenue, 2013A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 11,440,359
b
Revenue, 2018D, 5%, 11/15/33 ....................................... 1,300,000 1,701,882
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,962,200
916,068,327
Total Municipal Bonds (Cost $861,387,138) .....................................
916,068,327
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
New York 0.2%
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.08% , 1/01/34 1,600,000 1,600,000
Total Municipal Bonds (Cost $1,600,000) .......................................
1,600,000
Total Short Term Investments (Cost $1,600,000 ) .................................
1,600,000
a
Total Investments (Cost $862,987,138) 99.7% ...................................
$917,668,327
Other Assets, less Liabilities 0.3% .............................................
3,225,052
Net Assets 100.0% ...........................................................
$920,893,379
See Abbreviations on page 30 .
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $862,987,138
Value - Unaffiliated issuers .................................................................. $917,668,327
Cash .................................................................................... 23,451
Receivables:
Capital shares sold ........................................................................ 350,387
Interest ................................................................................. 9,599,721
Other assets .............................................................................. 444
Total assets .......................................................................... 927,642,330
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,274,959
Capital shares redeemed ................................................................... 1,511,609
Management fees ......................................................................... 366,032
Distribution fees .......................................................................... 81,575
Transfer agent fees ........................................................................ 142,027
Distributions to shareholders ................................................................. 268,125
Accrued expenses and other liabilities ........................................................... 104,624
Total liabilities ......................................................................... 6,748,951
Net assets, at value ................................................................. $920,893,379
Net assets consist of:
Paid-in capital ............................................................................. $880,113,907
Total distributable earnings (losses) ............................................................. 40,779,472
Net assets, at value ................................................................. $920,893,379

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $89,210,988
Shares outstanding ........................................................................ 7,662,412
Net asset value per share
a
.................................................................. $11.64
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.91
Class A1:
Net assets, at value ....................................................................... $362,113,396
Shares outstanding ........................................................................ 31,094,541
Net asset value per share
a
.................................................................. $11.65
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.92
Class C:
Net assets, at value ....................................................................... $61,722,390
Shares outstanding ........................................................................ 5,281,011
Net asset value and maximum offering price per share
a
............................................. $11.69
Class R6:
Net assets, at value ....................................................................... $87,637,676
Shares outstanding ........................................................................ 7,504,407
Net asset value and maximum offering price per share ............................................. $11.68
Advisor Class:
Net assets, at value ....................................................................... $320,208,929
Shares outstanding ........................................................................ 27,413,012
Net asset value and maximum offering price per share ............................................. $11.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the year ended September, 30 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $28,324,565
Expenses:
Management fees (Note 3 a ) ................................................................... 4,444,735
Distribution fees: (Note 3c )
    Class A ................................................................................ 184,562
    Class A1 ............................................................................... 376,899
    Class C ................................................................................ 509,800
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 59,210
    Class A1 ............................................................................... 302,494
    Class C ................................................................................ 62,942
    Class R6 ............................................................................... 20,729
    Advisor Class ............................................................................ 255,110
Custodian fees (Note 4 ) ...................................................................... 5,097
Reports to shareholders ...................................................................... 67,050
Registration and filing fees .................................................................... 30,682
Professional fees ........................................................................... 90,152
Trustees' fees and expenses .................................................................. 43,551
Other .................................................................................... 49,088
Total expenses ......................................................................... 6,502,101
Expense reductions (Note 4 ) ............................................................... (6,631)
Net expenses ......................................................................... 6,495,470
Net investment income ................................................................ 21,829,095
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,535,363)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,889,769)
Net realized and unrealized gain (loss) ............................................................ (6,425,132)
Net increase (decrease) in net assets resulting from operations .......................................... $15,403,963

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin New York Intermediate-Term Tax-
Free Income Fund
Year Ended
September 30, 2020
Year Ended
September 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,829,095 $23,634,463
Net realized gain (loss) ................................................. (2,535,363) (1,847,442)
Net change in unrealized appreciation (depreciation) ........................... (3,889,769) 43,146,980
Net increase (decrease) in net assets resulting from operations ................ 15,403,963 64,934,001
Distributions to shareholders:
Class A ............................................................. (1,617,304) (737,580)
Class A1 ............................................................ (8,843,011) (10,733,186)
Class C ............................................................. (1,408,046) (2,237,707)
Class R6 ............................................................ (2,119,777) (2,021,253)
Advisor Class ........................................................ (7,765,068) (8,497,951)
Total distributions to shareholders .......................................... (21,753,206) (24,227,677)
Capital share transactions: (Note 2 )
Class A ............................................................. 32,591,702 55,554,888
Class A1 ............................................................ (28,361,467) (65,214,728)
Class C ............................................................. (28,633,872) (38,129,804)
Class R6 ............................................................ 8,926,026 7,079,636
Advisor Class ........................................................ 8,356,020 (26,642,245)
Total capital share transactions ............................................ (7,121,591) (67,352,253)
Net increase (decrease) in net assets ................................... (13,470,834) (26,645,929)
Net assets:
Beginning of year ....................................................... 934,364,213 961,010,142
End of year ........................................................... $920,893,379 $934,364,213

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin New York Intermediate-Term Tax-Free Income
Fund (Fund) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Fund offers five classes of
shares: Class  A, Class A1, Class  C, Class R6, and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for
these securities.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy, or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended September 30,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,968,856 $46,367,226 5,369,817 $61,252,668
Shares issued in reinvestment of distributions .......... 113,802 1,327,058 54,888 633,735
Shares redeemed ............................... (1,303,735) (15,102,582) (554,163) (6,331,515)
Net increase (decrease) .......................... 2,778,923 $32,591,702 4,870,542 $55,554,888
Class A1 Shares:
Shares sold ................................... 1,135,441 13,224,770 1,480,805 16,841,118
Shares issued in reinvestment of distributions .......... 688,944 8,037,452 850,042 9,742,163
Shares redeemed ............................... (4,280,540) (49,623,689) (8,092,073) (91,798,009)
Net increase (decrease) .......................... (2,456,155) $(28,361,467) (5,761,226) $(65,214,728)
Class C Shares:
Shares sold ................................... 515,200 6,044,876 819,379 9,360,154
Shares issued in reinvestment of distributions .......... 97,524 1,142,099 155,365 1,785,961
Shares redeemed
a
.............................. (3,057,479) (35,820,847) (4,308,560) (49,275,919)
Net increase (decrease) .......................... (2,444,755) $(28,633,872) (3,333,816) $(38,129,804)
Class R6 Shares:
Shares sold ................................... 2,217,906 25,955,962 1,839,981 21,122,747
Shares issued in reinvestment of distributions .......... 169,256 1,980,553 168,543 1,938,901
Shares redeemed ............................... (1,662,388) (19,010,489) (1,400,468) (15,982,012)
Net increase (decrease) .......................... 724,774 $8,926,026 608,056 $7,079,636
Advisor Class Shares:
Shares sold ................................... 6,007,910 70,127,813 8,271,390 94,450,245
Shares issued in reinvestment of distributions .......... 511,563 5,986,161 568,490 6,536,657
Shares redeemed ............................... (5,863,852) (67,757,954) (11,223,345) (127,629,147)
Net increase (decrease) .......................... 655,621 $8,356,020 (2,383,465) $(26,642,245)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended September 30, 2020, the gross effective investment management fee rate was 0.478% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2020, the Fund paid transfer agent fees of $700,485, of which $259,727 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2021.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2020, these purchase and sale transactions aggregated $49,850,000 and $49,275,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2020, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,383
CDSC retained .............................................................................. $4,541
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,142,110
Long term ................................................................................ 2,440,139
Total capital loss carryforwards ............................................................... $14,582,249
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
The tax character of distributions paid during the years ended September 30, 2020 and 2019, was as follows:
At September 30, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2020, aggregated
$132,345,376 and $126,498,622, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
2020 2019
Distributions paid from:
Tax exempt income ........................................................ $21,753,206 $24,227,677
Cost of investments .......................................................................... $862,363,351
Unrealized appreciation ........................................................................ $55,983,306
Unrealized depreciation ........................................................................ (678,330)
Net unrealized appreciation (depreciation) .......................................................... $55,304,976
Distributable earnings:
Undistributed tax exempt income ................................................................. $1,821,693
5. Income Taxes
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2020, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
9. Credit Facility
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement

Franklin New York Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin New York Tax-Free Trust and Shareholders of Franklin New York Intermediate-Term Tax-
Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin New
York Intermediate-Term Tax-Free Income Fund (the "Fund") as of September 30, 2020, the related statement of operations for the year ended September 30, 2020, the statement of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended September 30, 2020. A portion of the Fund’s exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2021, shareholders will be notified of amounts for use in preparing their 2020 income tax returns.

Franklin New York Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-April 2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Gaston Gardey (1967) Treasurer, Chief
Financial
Officer and Chief
Accounting
Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Thomas Walsh (1961) Vice President Since 1999 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund's portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment's market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

1153 A 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $41,196 for the fiscal year ended September 30, 2020 and $37,364 for the fiscal year ended September 30, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2020 and $20,000 for the fiscal year ended September 30, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2020 and $376 for the fiscal year ended September 30, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $83,035 for the fiscal year ended September 30, 2020 and $114,908 for the fiscal year ended September 30, 2019. The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $83,035 for the fiscal year ended September 30, 2020 and $135,284 for the fiscal year ended September 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics.

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By __S\MATTHEW T. HINKLE_____
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date  November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE_____
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date  November 25, 2020

By __S\GASTON GARDEY_________
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2020